Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities and commitments

Contingent liabilities and commitments
in EUR million	2024	2023
Contingent liabilities in respect of
– Discounted Bills		2
– Guarantees	26,908	27,894
– Irrevocable letters of credit	16,388	14,925
	43,296	42,821

Guarantees issued by ING Groep N.V.	210	197

Irrevocable facilities	175,222	166,810
	218,728	209,828